Offsets	May 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-265748
Initial Filing Date	Jun. 21, 2022
Fee Offset Claimed	$ 173,196.24
Explanation for Claimed Amount

(1)
On June 21, 2022, the Company filed a registration statement on Form S-1 (Registration No. 333-265748), as amended, which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 5, 2022 (the “2022 Registration Statement”). The 2022 Registration Statement registered 409,448,481 shares of Class A Common Stock of the registrant in a primary offering (the “Primary Offering”) with an aggregate offering price not to exceed $2,857,950,397.38. In connection with the Primary Offering, the Company paid a filing fee of $264,932.00. On July 11, 2022, the Company received comments from the staff of the SEC, pursuant to which the Company revised the 2022 Registration Statement and the related registration fee table to remove the Primary Offering, thereby terminating the Primary Offering. As a result, $264,932.00 in previously paid fees remained available for future offset (calculated at the fee rate in effect on the filing date of the 2022 Registration Statement). In accordance with Rule 457(p) under the Securities Act, the Company applied (i) $35,938.99 of such unused fees to offset the filing fee payable in connection with its registration statement on Form S-3 filed on June 1, 2023 (Registration No. 333-272339) and (ii) $55,796.77 of such unused fees to offset the filing fee payable in connection with its registration statement on Form S-3ASR filed on October 29, 2025 (Registration No. 333-291154). As a result, $173,196.24 (the “Unused Fees”) in previously paid fees remained available for future offset. In accordance with Rule 457(p) under the Securities Act, the registrant hereby applies $173,196.24 of the Unused Fees to offset the filing fee payable in connection with this filing.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Global Business Travel Group, Inc.
Form or Filing Type	S-1
File Number	333-265748
Filing Date	Jun. 21, 2022
Fee Paid with Fee Offset Source	$ 264,932
Offset Note

(2)	See Note #1.